[logo] PIONEER
       Investments(R)







                                                 May 4, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Independence Plans (the "Trust")
     (File No. 333-42113)
     CIK No. 0001051008

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus that would have been filed under paragraph
(d) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 7 to the Trust's registration statement on Form S-6 filed electronically (Accession No. 0001016964-04-000124) on April 30, 2004.

     If you have any questions about this certification, please contact me at (617) 422-4966 (collect).

                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                 Nancy Fanning
                                                 Legal Product Manager

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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